Cash Flow Reconciliations - Reconciliation of equity offering arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)		$ 60,345	$ 141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)		208,394	139,222
Equity related costs	$ (1,670)	(917)	$ (2,032)
Net proceeds from equity offerings in the period	(1,670)	267,822
Non-cash items
Equity related costs	1,053	(703)
Net proceeds from equity offerings in the period	1,053	(703)
Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)		60,345
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)		208,394
Equity related costs	(617)	(1,620)
Net proceeds from equity offerings in the period	$ (617)	$ 267,119